WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 94.6%
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 4.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$412,274
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	283,705
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	324,510
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	463,292
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.616%	6/12/24	760,000	772,321	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,375,063
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	191,057
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,766,448
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	250,421
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,518,256

Total Diversified Telecommunication Services				9,357,347

Entertainment - 1.6%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,633,120	(b)

Media - 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	219,972
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	519,920
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	622,718
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,604,050
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	160,000	171,287
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	80,000	91,429
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	690,000
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,015,656	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	448,521
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	423,797
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	24,634
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	218,746
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,389,852
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	519,357

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UBM PLC, Senior Notes	5.750%	11/3/20	740,000	$763,803	(b)
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	93,819

Total Media				10,817,561

Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	1,261,494
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	135,300
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	568,934
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	400,000	479,376

Total Wireless Telecommunication Services				2,445,104

TOTAL COMMUNICATION SERVICES				26,253,132

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.0%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	717,844
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	420,000	434,193
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	337,139
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	691,129

Total Automobiles				2,180,305

Hotels, Restaurants & Leisure - 1.0%
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	337,916
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	314,400
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	458,573
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	200,000	208,500	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	765,969
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	231,321

Total Hotels, Restaurants & Leisure				2,316,679

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	419,738
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	250,000	257,500

Total Household Durables				677,238

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	479,001

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,060,813
Target Corp., Senior Notes	3.375%	4/15/29	540,000	592,578

Total Specialty Retail				1,653,391

TOTAL CONSUMER DISCRETIONARY				7,306,614

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	$2,013,600
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	107,194
PepsiCo Inc., Senior Notes	2.625%	7/29/29	300,000	312,075

Total Beverages				2,432,869

Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	4.650%	1/15/48	50,000	53,732
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	410,845
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	448,707

Total Food & Staples Retailing				913,284

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	210,000	216,995
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	21,127
Mars Inc., Senior Notes	2.700%	4/1/25	220,000	227,657	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	234,889	(b)

Total Food Products				700,668

Tobacco - 2.3%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	307,332
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	548,550
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,538,395
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	78,697
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,550,000	1,591,711
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	650,722
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	644,927

Total Tobacco				5,360,334

TOTAL CONSUMER STAPLES				9,407,155

ENERGY - 14.8%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,042,748

Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	598,000	618,355
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	849,960
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	525,917
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	529,893
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	95,256
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	283,705

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	$165,258
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	648,743
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,012,837
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	255,960
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	114,571
Concho Resources Inc., Senior Notes	4.300%	8/15/28	280,000	304,946
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,206,178
Continental Resources Inc., Senior Notes	4.500%	4/15/23	880,000	911,845
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	441,678
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	671,165
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	24,678
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	247,213
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	476,219
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	420,000	442,771
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	539,511
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	22,907
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	24,558
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	69,964
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	435,445
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	556,274	(a)
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	110,000	112,693
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	195,821
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,320,000	1,561,873
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	710,000	979,104
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,251,590
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	265,650	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	592,875	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	660,000	734,554
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	619,788
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	63,920	(b)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	783,534
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	272,399
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	250,000	252,884
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	250,000	254,808
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	30,673
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	630,228
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	767,230

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	$449,650
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,149,280
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	652,250
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	973,505
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	225,177
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	12,094
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	954,408
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,589,693
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	902,015
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	111,646
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	460,000	466,903
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,051,484
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,224,468
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	84,047
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	215,987

Total Oil, Gas & Consumable Fuels				32,908,038

TOTAL ENERGY				33,950,786

FINANCIALS - 30.2%
Banks - 17.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	200,252	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	401,620	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	643,522	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	959,829	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	448,286	(a)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,923,335

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	$115,631	(a)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	779,201	(a)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,047,047
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	474,382
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	327,029	(a)(c)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	250,000	260,191	(a)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	519,830	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,690,400	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	240,000	253,884	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,232,941	(a)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,433,990	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,258,320
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	528,792
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	539,586
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,499,234
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	934,924
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	343,179
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,601,751	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	505,400	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	780,719	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	584,815	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	$820,076	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	473,156	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,552,027	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	746,001	(a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,188,711
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,042,483
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	223,300	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	642,475	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	486,852	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	942,533
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	728,155
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	954,950	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,008,188	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	911,474
U.S. Bancorp, Subordinated Notes	3.000%	7/30/29	250,000	261,742
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	613,122	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,820,024	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/30/19	410,000	410,623	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,150,000	1,198,787	(a)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	488,258

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	$650,263
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	190,850

Total Banks				40,642,140

Capital Markets - 5.5%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	249,528
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,043,550
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	103,804
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,623,428
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,119,826	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	85,058
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,000,000	1,116,120
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,549,052	(b)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	120,000	127,705	(b)
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	1,974,718
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	207,516
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	183,845
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	372,618
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	976,350	(a)(b)(c)

Total Capital Markets				12,733,118

Consumer Finance - 1.7%
American Express Co., Senior Notes	2.500%	7/30/24	1,240,000	1,264,784
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,573,000
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	511,800
Synchrony Financial, Senior Notes	2.850%	7/25/22	520,000	527,229

Total Consumer Finance				3,876,813

Diversified Financial Services - 0.8%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	207,399	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	431,657	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	251,760	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	70,000	69,825	(b)(d)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.090%	12/21/65	800,000	561,216	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	354,208

Total Diversified Financial Services				1,876,065

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 4.1%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	$1,054,059
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	95,460
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	296,322
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	383,400	(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,072,568	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	552,200	(b)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/66	1,000,000	1,168,405	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	901,284	(b)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	171,146	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,585,964	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	831,491	(b)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	580,448
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	639,354

Total Insurance				9,332,101

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	806,575	(b)

TOTAL FINANCIALS				69,266,812

HEALTH CARE - 11.5%
Biotechnology - 1.1%
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,124,074
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	507,971
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	132,657
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	583,899
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	121,771

Total Biotechnology				2,470,372

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	469,196
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	267,630
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,110,000	1,321,744
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	544,983

Total Health Care Equipment & Supplies				2,603,553

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 7.4%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	$707,626
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	587,856
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	625,310
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	65,494
CVS Health Corp., Senior Notes	2.625%	8/15/24	690,000	695,613
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,563,883
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,757,121
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,308,194
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	628,435
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,084,899
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	182,203
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	362,472
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	188,288
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	402,620
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	594,010
Humana Inc., Senior Notes	3.125%	8/15/29	450,000	455,483
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	494,190
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,140,000	1,143,990
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	322,999
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	880,000	894,420
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	272,480
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	601,311
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	450,000	469,468
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	235,236
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	274,993

Total Health Care Providers & Services				16,918,594

Pharmaceuticals - 1.9%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	200,000	215,432
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,657,568	(b)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	892,007
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,535,845
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	48,753

Total Pharmaceuticals				4,349,605

TOTAL HEALTH CARE				26,342,124

INDUSTRIALS - 7.0%
Aerospace & Defense - 3.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	330,000	351,186	(b)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	90,000	92,741	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	515,748
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,315,868

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	$1,058,987
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	337,856
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	792,505	(b)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	60,721
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	261,008
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,819,069
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	227,586

Total Aerospace & Defense				7,833,275

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	981,024

Airlines - 0.6%
American Airlines Pass-Through Trust	5.600%	7/15/20	211,592	215,443	(b)
Continental Airlines Pass-Through Trust	7.250%	11/10/19	459,890	463,339
Continental Airlines Pass-Through Trust	6.250%	4/11/20	113,646	115,328
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	68,999	76,937
Delta Air Lines Pass-Through Certificates Trust, Senior Secured Notes	7.750%	12/17/19	163,170	165,533
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	377,948	421,979

Total Airlines				1,458,559

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	220,196
Republic Services Inc., Senior Notes	2.500%	8/15/24	700,000	712,063
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	850,944
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	42,619
Waste Management Inc., Senior Notes	4.000%	7/15/39	550,000	636,156

Total Commercial Services & Supplies				2,461,978

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	404,895
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,401,031

Total Industrial Conglomerates				1,805,926

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	469,958

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	606,344

Trading Companies & Distributors - 0.2%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	363,102	(b)

TOTAL INDUSTRIALS				15,980,166

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	$515,104
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	434,226

Total Communications Equipment				949,330

IT Services - 0.7%
Global Payments Inc., Senior Notes	2.650%	2/15/25	1,340,000	1,348,649
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	217,178

Total IT Services				1,565,827

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	289,359
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	79,452
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	505,485

Total Semiconductors & Semiconductor Equipment				874,296

Software - 0.9%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,943,435
salesforce.com Inc., Senior Notes	3.700%	4/11/28	120,000	134,032

Total Software				2,077,467

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,041,929	(b)

TOTAL INFORMATION TECHNOLOGY				6,508,849

MATERIALS - 3.2%
Metals & Mining - 3.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	421,000	(b)
ArcelorMittal, Senior Notes	4.550%	3/11/26	330,000	346,147
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	436,462
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25; then USD 5 year ICE Swap Rate + 5.093% to 10/19/45; then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	780,000	914,722	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	112,000	112,210	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	100,500
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	1,001,870
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	316,029	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	610,364	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	60,000	62,166	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	600,000	376,500	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000		$2,181,375
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000		584,828

TOTAL MATERIALS					7,464,173

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000		428,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	270,000		281,306
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000		607,114
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000		1,035,242
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000		1,119,201
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000		562,958

Total Equity Real Estate Investment Trusts (REITs)					4,033,821

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000		574,203

TOTAL REAL ESTATE					4,608,024

UTILITIES - 4.4%
Electric Utilities - 4.2%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000		1,415,683
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000		661,625
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000		885,879
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000		516,426
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000		4,360,700
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000		186,327	(b)
MidAmerican Energy Co.	3.650%	4/15/29	240,000		268,787
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		537,535
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		863,353

Total Electric Utilities					9,696,315

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	320,000		331,375	(b)

TOTAL UTILITIES					10,027,690

TOTAL CORPORATE BONDS & NOTES (Cost - $189,205,924)					217,115,525

SOVEREIGN BONDS - 1.9%
Argentina - 0.8%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	8,960,000	ARS	43,325	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	650,000	ARS	$3,759
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	930,000		353,400
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000		58,500
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		100,493
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		636,900	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		564,000	(b)

Total Argentina					1,760,377

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	310,000		338,678	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	400,000		431,850	(b)

Total Ecuador					770,528

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	400,000		432,631	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	360,000		395,289	(b)

Total Egypt					827,920

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		295,845	(b)

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000		220,183	(b)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		528,509	(b)

TOTAL SOVEREIGN BONDS (Cost - $7,540,494)					4,403,362

			SHARES
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Banks - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.943%		85,800		2,247,960	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - 0.1%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.636%		8,075	$220,770	(a)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.348%		9,325	212,144	(a)

TOTAL PREFERRED STOCKS (Cost - $2,511,574)				2,680,874

		MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.7%
California - 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	587,300	(b)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	313,524

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	629,661

TOTAL MUNICIPAL BONDS (Cost - $1,356,415)				1,530,485

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	3.000%	2/15/49	690,000	849,953
U.S. Treasury Bonds	2.875%	5/15/49	360,000	433,723
U.S. Treasury Notes	1.750%	7/31/24	130,000	132,176

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,269,049)				1,415,852

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $201,883,456)				227,146,098

			SHARES
SHORT-TERM INVESTMENTS - 0.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $124,799)	2.006%		124,799	124,799

TOTAL INVESTMENTS - 99.1% (Cost - $202,008,255)				227,270,897
Other Assets in Excess of Liabilities - 0.9%				2,152,307

TOTAL NET ASSETS - 100.0%				$229,423,204

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	59	12/19	$12,740,242	$12,750,914	$10,672

Contracts to Sell:
U.S. Treasury 10-Year Notes	106	12/19	13,905,101	13,962,188	(57,087)
U.S. Treasury Long-Term Bonds	57	12/19	9,383,348	9,419,250	(35,902)

					(92,989)

Net unrealized depreciation on open futures contracts					$(82,317)

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
GBP	1,215,000	USD	1,527,036	Barclays Bank PLC	10/17/19	$(45,655)

Abbreviations used in this table:

GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$217,115,525	—	$217,115,525
Sovereign Bonds	—	4,403,362	—	4,403,362
Preferred Stocks:
Financials	$2,468,730	212,144	—	2,680,874
Municipal Bonds	—	1,530,485	—	1,530,485
U.S. Government & Agency Obligations	—	1,415,852	—	1,415,852

Total Long-Term Investments	2,468,730	224,677,368	—	227,146,098

Short-Term Investments†	124,799	—	—	124,799

Total Investments	$2,593,529	$224,677,368	—	$227,270,897

Other Financial Instruments:
Futures Contracts	$10,672	—	—	$10,672

Total	$2,604,201	$224,677,368	—	$227,281,569

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$92,989	—	—	$92,989
Forward Foreign Currency Contracts	—	$45,655	—	45,655

Total	$92,989	$45,655	—	$138,644

†	See Schedule of Investments for additional detailed categorizations.